CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 75,248	$ 81,948	$ 81,782
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization expense of intangibles	13,954	12,301	8,133
Amortization of debt issuance costs	1,534	830	783
Depreciation expense	17,449	15,712	14,531
Provision for loan losses	1,898
Non-cash compensation expense	13,470	11,363	10,428
Deferred income taxes	2,692	7,150	(1,569)
Equity in earnings from unconsolidated entities	(4,916)	(4,630)
Excess tax benefits from stock-based awards	(1,903)	(1,900)	(2,869)
Loss on disposal of property and equipment	233	18	191
Change in fair value of contingent consideration		(1,606)	485
Changes in operating assets and liabilities:
Restricted cash	3,346	(7,611)	(73)
Accounts receivable	(2,701)	2,906	(661)
Vacation ownership mortgages receivable	2,367	125
Vacation ownership inventory	7,055	1,742
Prepaid expenses and other current assets	4,216	5,877	5,512
Prepaid income taxes and income taxes payable	10,049	(10,407)	4,231
Accounts payable and other current liabilities	1,236	10,600	102
Payments of contingent consideration		(1,184)
Deferred revenue	(7,637)	(6,688)	(13,934)
Other, net	5,132	(5,888)	2,792
Net cash provided by operating activities	142,722	110,658	109,864
Cash flows from investing activities:
Acquisitions, net of cash acquired		(208,523)	(127,266)
Acquisition of assets			(1,952)
Contributions to investments in unconsolidated entities	69	(4,125)
Capital expenditures	(20,297)	(19,087)	(14,700)
Proceeds from disposal of property and equipment			10
Investment in financing receivables	(250)	(15,897)
Payments received on financing receivables			9,876
Purchases of trading investments	(127)	(10,667)
Other, net	(15)
Net cash used in investing activities	(20,620)	(258,299)	(134,032)
Cash flows from financing activities:
Proceeds from issuance of senior notes	350,000
Borrowings (payments) on revolving credit facility, net	(413,000)	235,000	(7,000)
Payments of debt issuance costs	(6,703)	(1,711)
Purchases of treasury stock		(14,121)
Dividend payments to stockholders	(27,586)	(25,243)	(18,934)
Dividend payments to noncontrolling interest	(3,030)
Payments of contingent consideration		(7,272)
Withholding taxes on vesting of restricted stock units	(4,333)	(3,943)	(5,234)
Proceeds from the exercise of stock options	221	341	835
Excess tax benefits from stock-based awards	1,903	1,900	2,869
Net cash provided by (used in) financing activities	(102,528)	184,951	(27,464)
Effect of exchange rate changes on cash and cash equivalents	(6,979)	(5,279)	(1,068)
Net increase (decrease) in cash and cash equivalents	12,595	32,031	(52,700)
Cash and cash equivalents at beginning of year	80,493	48,462	101,162
Cash and cash equivalents at end of year	$ 93,088	$ 80,493	$ 48,462